UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-8721

Name of Fund:  BlackRock Global Technology Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Global Technology Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


BlackRock Global Technology Fund, Inc.

Schedule of Investments as of December 31, 2006                                                                 (in U.S. dollars)
                                                       Shares
Country             Industry                             Held    Common Stocks                                           Value
Bermuda - 3.5%      Semiconductors & Semiconductor    404,700    Marvell Technology Group Ltd. (a)(b)              $    7,766,193
                    Equipment - 3.5%

                                                                 Total Common Stocks in Bermuda                         7,766,193


Canada - 0.2%       Electronic Equipment &             71,600    Celestica, Inc. (a)                                      559,196
                    Instruments - 0.2%

                                                                 Total Common Stocks in Canada                            559,196


Germany - 1.0%      Semiconductors & Semiconductor    122,700    Qimonda AG (a)(b)                                      2,148,477
                    Equipment - 1.0%

                                                                 Total Common Stocks in Germany                         2,148,477


Netherlands - 0.4%  Semiconductors & Semiconductor     55,100    STMicroelectronics NV (NY Registered Shares)           1,013,840
                    Equipment - 0.4%

                                                                 Total Common Stocks in the Netherlands                 1,013,840


South Korea - 0.5%  Semiconductors & Semiconductor      1,800    Samsung Electronics Co., Ltd.                          1,186,452
                    Equipment - 0.5%

                                                                 Total Common Stocks in South Korea                     1,186,452


Taiwan - 0.4%       Electronic Equipment &             58,400    AU Optronics Corp. (b)                                   806,504
                    Instruments - 0.4%

                                                                 Total Common Stocks in Taiwan                            806,504


United              Commercial Services &             183,000    Monster Worldwide, Inc. (a)                            8,535,120
States - 89.2%      Supplies - 3.8%

                    Communications Equipment - 20.8%   40,100    ADC Telecommunications, Inc. (a)                         582,653
                                                      239,400    Avanex Corp. (a)(e)                                      452,466
                                                      130,457    Ciena Corp. (a)                                        3,614,963
                                                      127,700    Cisco Systems, Inc. (a)                                3,490,041
                                                      654,600    Corning, Inc. (a)                                     12,247,566
                                                      223,800    Foundry Networks, Inc. (a)                             3,352,524
                                                      191,300    JDS Uniphase Corp. (a)                                 3,187,058
                                                      204,100    Juniper Networks, Inc. (a)                             3,865,654
                                                      137,300    MRV Communications, Inc. (a)                             486,042
                                                      118,500    Motorola, Inc.                                         2,436,360
                                                      335,200    QUALCOMM, Inc.                                        12,667,208
                                                                                                                   --------------
                                                                                                                       46,382,535

                    Computers & Peripherals - 10.6%    27,900    Apple Computer, Inc. (a)                               2,367,036
                                                      187,100    Dell, Inc. (a)                                         4,694,339
                                                      424,600    EMC Corp. (a)                                          5,604,720
                                                      329,800    Novatel Wireless, Inc. (a)                             3,189,166
                                                       92,800    Sandisk Corp. (a)(e)                                   3,993,184
                                                       60,400    Seagate Technology                                     1,600,600
                                                      112,200    Western Digital Corp. (a)                              2,295,612
                                                                                                                   --------------
                                                                                                                       23,744,657

                    Distributors - 0.6%               103,000    Brightpoint, Inc. (a)                                  1,385,350

                    Electronic Equipment &             43,100    Jabil Circuit, Inc.                                    1,058,105
                    Instruments - 0.5%

                    Household Durables - 2.5%         133,300    Directed Electronics, Inc. (a)                         1,526,285
                                                       73,900    Garmin Ltd. (e)                                        4,113,274
                                                                                                                   --------------
                                                                                                                        5,639,559

                    IT Services - 8.5%                122,800    CheckFree Corp. (a)                                    4,931,648
                                                      228,400    Global Payments, Inc.                                 10,574,920
                                                       91,200    Paychex, Inc.                                          3,606,048
                                                                                                                   --------------
                                                                                                                       19,112,616

                    Internet & Catalog                 39,700    GSI Commerce, Inc. (a)                                   744,375
                    Retail - 0.3%

                    Internet Software &               182,300    aQuantive, Inc. (a)                                    4,495,518
                    Services - 11.0%                  206,500    eBay, Inc. (a)(e)                                      6,209,455
                                                        7,200    Google, Inc. Class A (a)                               3,315,456
                                                      410,500    Yahoo! Inc. (a)                                       10,484,170
                                                                                                                   --------------
                                                                                                                       24,504,599

                    Media - 1.6%                    1,021,200    Sirius Satellite Radio, Inc. (a)                       3,615,048

                    Semiconductors & Semiconductor     55,700    Advanced Micro Devices, Inc. (a)                       1,133,495
                    Equipment - 16.3%                  13,800    Analog Devices, Inc.                                     453,606
                                                       75,100    Broadcom Corp. Class A (a)                             2,426,481
                                                      111,400    Genesis Microchip, Inc. (a)                            1,129,596
                                                      504,200    Intel Corp.                                           10,210,050
                                                      197,600    MEMC Electronic Materials, Inc. (a)(e)                 7,734,064
                                                      121,200    Maxim Integrated Products, Inc.                        3,711,144
                                                       51,600    Microchip Technology, Inc.                             1,687,320
                                                      117,600    Micron Technology, Inc. (a)                            1,641,696
                                                       77,600    SiRF Technology Holdings, Inc. (a)                     1,980,352
                                                      213,500    Trident Microsystems, Inc. (a)                         3,881,430
                                                       22,200    Volterra Semiconductor Corp. (a)                         333,000
                                                                                                                   --------------
                                                                                                                       36,322,234

                    Software - 11.9%                   80,700    Activision, Inc. (a)                                   1,391,268
                                                      132,400    Commvault Systems, Inc. (a)                            2,649,324
                                                      213,700    Electronic Arts, Inc. (a)(e)                          10,761,932
                                                       24,100    Microsoft Corp.                                          719,626
                                                      434,800    Novell, Inc. (a)                                       2,695,760
                                                       45,200    Oracle Corp. (a)                                         774,728
                                                      268,600    Red Hat, Inc. (a)(e)                                   6,177,800
                                                       75,400    Symantec Corp. (a)(e)                                  1,572,090
                                                                                                                   --------------
                                                                                                                       26,742,528

                    Specialty Retail - 0.8%            99,000    Circuit City Stores, Inc.                              1,879,020

                                                                 Total Common Stocks in the United States             199,665,746

                                                                 Total Common Stocks
                                                                 (Cost - $220,808,740) - 95.2%                        213,146,408



                                                                 Exchange-Traded Funds
United States - 0.2%                                    8,600    Internet HOLDRS Trust                                    451,070

                                                                 Total Exchange-Traded Funds
                                                                 (Cost - $435,224) - 0.2%                                 451,070



                                                   Beneficial
                                                     Interest    Short-Term Securities
                                               $   13,184,413    BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 5.26% (c)(f)                                  13,184,413
                                                   25,090,250    BlackRock Liquidity Series, LLC Money Market
                                                                 Series, 5.29% (c)(d)(f)                               25,090,250

                                                                 Total Short-Term Securities
                                                                 (Cost - $38,274,663) - 17.1%                          38,274,663

                                                                 Total Investments
                                                                 (Cost - $259,518,627*) - 112.5%                      251,872,141
                                                                 Liabilities in Excess of Other Assets - (12.5%)     (27,982,098)
                                                                                                                   --------------
                                                                 Net Assets - 100.0%                               $  223,890,043
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       260,451,582
                                                ===================
    Gross unrealized appreciation               $         7,251,937
    Gross unrealized depreciation                      (15,831,378)
                                                -------------------
    Net unrealized depreciation                 $       (8,579,441)
                                                ===================

(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                      $     3,189,743    $   198,876
    BlackRock Liquidity Series, LLC
      Money Market Series                    $  (23,802,550)    $    48,075


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Represents the current yield as of December 31, 2006.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Technology Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Technology Fund, Inc.


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Technology Fund, Inc.


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       ---------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Technology Fund, Inc.


Date:  February 20, 2007